Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and equipment	Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3 years

Schedule of Estimated Useful Lives of Intangible Assets	Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Software	1-10 years
Intellectual property	3 years

Schedule of Disaggregates of Revenue	The following table disaggregates the Group’s revenue by revenue type for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
By revenue type
Revenue from services	$6,961,024	$8,308,258	$6,633,114
Revenue from products	3,520,713	3,917,079	2,375,130
Total	$10,481,737	$12,225,337	$9,008,244
The following table disaggregates the Group’s revenue by revenue stream for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
By revenue stream
Animation production services	$2,945,662	$3,498,894	$3,515,556
Merchandise	3,520,713	3,917,079	2,375,130
Game publishing	2,949,735	2,537,358	2,229,625
Self-operated games	1,467,605	1,008,044	598,416
Jointly-operated games	1,482,130	1,529,314	1,631,209
Licensing	457,036	1,954,161	873,518
Other services	608,591	317,845	14,415
Total	$10,481,737	$12,225,337	$9,008,244

Schedule of Disaggregation Cost of Revenue	The following table disaggregates the Group’s cost of revenue by revenue type for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
By revenue type
Revenue from services	$4,734,964	$4,384,732	$3,684,455
Revenue from products	1,662,591	1,966,217	1,217,917
Total	$6,397,555	$6,350,949	$4,902,372

Schedule of Foreign Currency Transactions and Translations	The following table outlines the currency exchange rates that were used to translate RMB to U.S. Dollars in creating the consolidated financial statements:
	As of December 31,
	2022	2023
Balance sheet items, except for equity accounts	6.8972	7.0999
	For the years ended December 31,
	2021	2022	2023
Items in the statements of income and comprehensive loss, and statements of cash flows	6.4508	6.7290	7.0809